ACQUISITIONS, GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details) - USD ($)	1 Months Ended
	Apr. 21, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 21, 2021
Statement [Line Items]
Goodwill		$ 7,199,567	$ 7,199,567	$ 1,702,119
IP/technology
Statement [Line Items]
Intangible asset	$ 438,000				$ 438,000
Intangible asset useful life	7 years
Non-compete
Statement [Line Items]
Intangible asset	$ 123,200				123,200
Intangible asset useful life	3 years
tradename/trademarks
Statement [Line Items]
Intangible asset	$ 3,008,100				3,008,100
Intangible asset useful life	10 years
Boston Solar Acquisitions [Member]
Statement [Line Items]
Percent for consideration paid	80.10%
Goodwill	$ 6,785,416				6,785,416
Tangible assets	4,787,928				4,787,928
Total Liablities	(7,571,036)				(7,571,036)
Non-controlling Interest	(1,506,750)				(1,506,750)
Total purchase price	$ 6,064,858				$ 6,064,858